Note 2 - Basis of Preparation (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Statement Line Items [Line Items]
Total current assets	$ 37,331	$ 9,492
Total cash and cash equivalents	22,521	8,223	$ 9,772	$ 10,573	$ 3,027
Financial assets at end of period	11,900
Current liabilities	$ 18,246	$ 6,697